Share-based payments - Share purchase plan (Details) $ in Thousands		1 Months Ended					12 Months Ended
	Nov. 11, 2014 MXN ($)	Nov. 30, 2018 MXN ($)	Nov. 30, 2017 MXN ($)	Oct. 31, 2016 MXN ($)	Apr. 30, 2016 MXN ($)	Nov. 30, 2014 MXN ($)	Dec. 31, 2018 EquityInstruments shares	Dec. 31, 2017 EquityInstruments shares	Dec. 31, 2016 EquityInstruments shares
Share purchase plan
Forfeited during the year							(121,451)
Share purchase plan
Share purchase plan
Special bonus granted | $						$ 10,831
Special bonus net of withheld taxes | $	$ 7,059
Cost of extensions to LTIP approved | $		$ 63,961	$ 15,765	$ 11,599	$ 14,532
Cost of extensions net of withheld taxes | $		$ 41,590	$ 10,108	$ 7,559	$ 9,466
Outstanding at beginning of the year							820,088	618,048	617,001
Purchased during the year | shares							3,208,115	547,310	513,002
Exercised/vested during the year							(353,457)	(345,270)	(425,536)
Forfeited during the year							(121,451)		(86,419)
Outstanding at end of the year							3,553,295	820,088	618,048